Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2020	Sep. 30, 2019
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	7,800,000	7,800,000
Ordinary shares, shares outstanding	7,800,000	7,800,000